Share Capital - Summary of Outstanding Warrants (Details)	9 Months Ended				12 Months Ended
	Sep. 30, 2020 $ / shares shares		Sep. 30, 2020 $ / shares $ / shares shares		Dec. 31, 2019 $ / shares shares [1]	Dec. 31, 2019 $ / shares $ / shares shares [1]	Dec. 31, 2018 $ / shares shares [1]	Dec. 31, 2018 $ / shares $ / shares shares [1]	Sep. 30, 2020 $ / shares shares [1]	Dec. 31, 2019 $ / shares shares [1]	Dec. 31, 2018 $ / shares shares [1]
Number of warrants, outstanding | shares	3,398,997	[1]	3,398,997	[1]	3,398,997	3,398,997	688,721	688,721	3,398,997	3,398,997	688,721
Weighted average exercise price, Granted
Weighted average exercise price, Cancelled
Weighted average exercise price, outstanding	$ 5.77	[1]	$ 5.77	[1]	$ 5.93	$ 5.93	1.80	$ 1.80
CAD [Member]
Weighted average exercise price, Granted
Weighted average exercise price, Cancelled | (per share)
Weighted average exercise price, outstanding									$ 7.70	$ 7.70	$ 2.34
Warrant One [Member]
Number of warrants, Granted | shares	63,158	[1]	63,158	[1]
Weighted average exercise price, Granted	$ 1.78	[1]
Expiry Date	Aug. 24, 2021		Aug. 24, 2021
Warrant One [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 2.38	[1]
Warrant Two [Member]
Number of warrants, Granted | shares	63,158	[1]	63,158	[1]
Weighted average exercise price, Granted	$ 1.78	[1]
Expiry Date	Oct. 15, 2021		Oct. 15, 2021
Warrant Two [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 2.38	[1]
Warrant Three [Member]
Number of warrants, Granted | shares	528,721	[1]	528,721	[1]
Weighted average exercise price, Granted	$ 1.78	[1]
Expiry Date	Dec. 21, 2021		Dec. 21, 2021
Warrant Three [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 2.38	[1]
Warrant Four [Member]
Number of warrants, Granted | shares	33,684	[1]	33,684	[1]
Weighted average exercise price, Granted	$ 1.25	[1]
Expiry Date	Dec. 21, 2021		Dec. 21, 2021
Warrant Four [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 1.66	[1]
Warrant Five [Member]
Number of warrants, Granted | shares	210,526	[1]	210,526	[1]
Weighted average exercise price, Granted	$ 1.78	[1]
Expiry Date	Jan. 16, 2022		Jan. 16, 2022
Warrant Five [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 2.38	[1]
Warrant Six [Member]
Number of warrants, Granted | shares	16,842	[1]	16,842	[1]
Weighted average exercise price, Granted	$ 1.25	[1]
Expiry Date	Jan. 21, 2022		Jan. 21, 2022
Warrant Six [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 1.66	[1]
Warrant Seven [Member]
Number of warrants, Granted | shares	1,563,806	[1]	1,563,806	[1]
Weighted average exercise price, Granted	$ 7.12	[1]
Expiry Date	May 02, 2024		May 02, 2024
Warrant Seven [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 9.50	[1]
Warrant Eight [Member]
Number of warrants, Granted | shares	986,068	[1]	986,068	[1]
Weighted average exercise price, Granted	$ 7.12	[1]
Expiry Date	May 10, 2024		May 10, 2024
Warrant Eight [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 9.50	[1]
Warrant Nine [Member]
Number of warrants, Cancelled | shares	(63,158)	[1]	(63,158)	[1]
Weighted average exercise price, Cancelled	$ 1.78	[1]
Expiry Date	May 10, 2024		May 10, 2024
Warrant Nine [Member] | CAD [Member]
Weighted average exercise price, Cancelled			$ 2.38	[1]
Warrant Ten [Member]
Number of warrants, Granted | shares	1,453	[1]	1,453	[1]
Weighted average exercise price, Granted	$ 7.12	[1]
Expiry Date	May 10, 2024		May 10, 2024
Warrant Ten [Member] | CAD [Member]
Weighted average exercise price, Granted			$ 9.50	[1]
Warrant Eleven [Member]
Number of warrants, Cancelled | shares	(5,263)	[1]	(5,263)	[1]
Weighted average exercise price, Cancelled	$ 7.12	[1]
Expiry Date	May 10, 2024		May 10, 2024
Warrant Eleven [Member] | CAD [Member]
Weighted average exercise price, Cancelled			$ 9.50	[1]

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.